Other Disclosures - Remuneration to Board of Directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shareholdings By Board of Director and Executive Management [Line Items]
Share-Based Compensation Expenses	$ 1.0	$ 1.0	$ 0.0
Total	47.0	39.0	25.0
Total
Shareholdings By Board of Director and Executive Management [Line Items]
Base Board Fee	1.0	1.0	1.0
Committee Fees	0.5	0.5	0.3
Share-Based Compensation Expenses	1.9	1.2	0.8
Total	3.4	2.7	2.1
Deirdre P. Connelly
Shareholdings By Board of Director and Executive Management [Line Items]
Base Board Fee	0.2	0.2	0.2
Committee Fees	0.1	0.1	0.1
Share-Based Compensation Expenses	0.3	0.2	0.2
Total	0.6	0.5	0.5
Pernille Erenbjerg
Shareholdings By Board of Director and Executive Management [Line Items]
Base Board Fee	0.1	0.1	0.1
Committee Fees	0.1	0.1	0.1
Share-Based Compensation Expenses	0.2	0.2	0.1
Total	0.4	0.4	0.3
Anders Gersel Pedersen
Shareholdings By Board of Director and Executive Management [Line Items]
Base Board Fee	0.1	0.1	0.1
Committee Fees	0.1	0.1	0.1
Share-Based Compensation Expenses	0.2	0.1	0.1
Total	0.4	0.3	0.3
Paolo Paoletti
Shareholdings By Board of Director and Executive Management [Line Items]
Base Board Fee	0.1	0.1	0.1
Committee Fees	0.0	0.0	0.0
Share-Based Compensation Expenses	0.2	0.1	0.1
Total	0.3	0.2	0.2
Rolf Hoffmann
Shareholdings By Board of Director and Executive Management [Line Items]
Base Board Fee	0.1	0.1	0.1
Committee Fees	0.1	0.1	0.0
Share-Based Compensation Expenses	0.2	0.1	0.1
Total	0.4	0.3	0.2
Elizabeth O’Farrell
Shareholdings By Board of Director and Executive Management [Line Items]
Base Board Fee	0.1	0.1	0.1
Committee Fees	0.1	0.1	0.0
Share-Based Compensation Expenses	0.2	0.2	0.1
Total	0.4	0.4	0.2
Mijke Zachariasse
Shareholdings By Board of Director and Executive Management [Line Items]
Base Board Fee	0.1	0.1	0.1
Committee Fees	0.0	0.0	0.0
Share-Based Compensation Expenses	0.2	0.1	0.1
Total	0.3	0.2	0.2
Martin Schultz
Shareholdings By Board of Director and Executive Management [Line Items]
Base Board Fee	0.1	0.1	0.1
Committee Fees	0.0	0.0	0.0
Share-Based Compensation Expenses	0.2	0.1	0.0
Total	0.3	0.2	0.1
Takahiro Hamatani
Shareholdings By Board of Director and Executive Management [Line Items]
Base Board Fee	0.0	0.1	0.1
Committee Fees	0.0	0.0	0.0
Share-Based Compensation Expenses	0.1	0.1	0.0
Total	0.1	0.2	0.1
Michael Kavanagh
Shareholdings By Board of Director and Executive Management [Line Items]
Base Board Fee	0.1	0.0	0.0
Committee Fees	0.0	0.0	0.0
Share-Based Compensation Expenses	0.1	0.0	0.0
Total	$ 0.2	$ 0.0	$ 0.0